Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,743,750
Previously Paid Amount	0
Total Fee Amount	240.82
Total Offset Amount	0
Net Fee	$ 240.82